Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 22,395	$ 18,888	$ 17,782	$ 23,910	$ 24,856	$ 14,791	$ 12,024	$ 14,301	$ 19,550	$ 9,450	$ 34,663
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	22,149	18,831	17,858	24,191	25,338	15,191	12,450	14,912	20,541	10,000	$ 34,045
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	24,597	20,668	19,385	25,971	26,901	15,950	12,920	15,291	20,814	10,000	$ 38,206
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	24,235	20,398	19,156	25,683	26,640	15,813	12,825	15,213	20,752	10,000	$ 37,624
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	15,788	14,386	12,684	14,969	11,715	11,638	11,909	11,241	9,446	10,000	$ 18,114
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	15,788	14,386	12,684	14,969	11,715	11,638	11,909	11,241	9,446	10,000	$ 18,114
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	15,788	14,386	12,684	14,969	11,715	11,638	11,909	11,241	9,446	10,000	$ 18,114
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	15,788	14,386	12,684	14,969	11,715	11,638	11,909	11,241	9,446	10,000	$ 18,114
FTSE Gold Mines Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE Gold Mines Index
Accumulated Value	31,138	24,807	20,057	27,426	35,041	21,300	16,256	17,847	23,668	10,000	$ 44,496
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000	$ 35,989
FTSE Gold Mines Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE Gold Mines Index
Accumulated Value	31,138	24,807	20,057	27,426	35,041	21,300	16,256	17,847	23,668	10,000	$ 44,496
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000	$ 35,989
FTSE Gold Mines Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE Gold Mines Index
Accumulated Value	31,138	24,807	20,057	27,426	35,041	21,300	16,256	17,847	23,668	10,000	$ 44,496
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000	$ 35,989
FTSE Gold Mines Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE Gold Mines Index
Accumulated Value	31,138	24,807	20,057	27,426	35,041	21,300	16,256	17,847	23,668	10,000	$ 44,496
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 30,936	$ 25,327	$ 22,410	$ 23,500	$ 17,223	$ 15,384	$ 14,246	$ 12,256	$ 10,561	$ 10,000	$ 35,989